UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2002
                                                ------------------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Ulysses Partners, L.P.
Address:             280 Park Avenue, 21st Floor, West Tower
                     New York, New York 10017

Form 13F File Number:  28-06862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                          Joshua Nash, Member of Joshua Nash LLC
Title:                         General Partner of Ulysses Partners, L.P.
Phone:                         212-455-6200

Signature, Place, and Date of Signing:

     Joshua Nash             New York, New York                 02/12/03
------------------------    -------------------     ----------------------------
    [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                   -0-
                                                            --------------------

Form 13F Information Table Entry Total:                              36
                                                            --------------------

Form 13F Information Table Value Total:                       $   246,860
                                                            --------------------
                                                                (thousands)



List of Other Included managers:

           NONE

                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                       FOR QUARTER ENDED DECEMBER 31, 2002

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


                                                                                                                        ITEM 5:
                                           ITEM 2:                    ITEM 3:                    ITEM 4:               Shares or
                    ITEM 1:                Title of                   Cusip                      Fair                  Principal
                 Name of Issuer            Class                      Number                 Market Value              Amount
------------------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD.                       COM                      G3223R108                   7,719,880             139,600 SHS
PARTNER RE LTD.                             COM                      G6852T105                  13,120,824             253,200 SHS
TOMMY HILFIGER CORP.                        ORD                      G8915Z102                   1,267,680             182,400 SHS
ABITIBI CONSOLIDATED INC.                   COM                      003924107                   4,317,600             560,000 SHS
AETNA                                       COM                      00817Y108                  15,831,200             385,000 PUT
ARAMARK CORP                                CL B                     038521100                   2,648,450             112,700 SHS
BOWATER INC.                                COM                      102183100                   2,202,375              52,500 SHS
CHUBB                                       COM                      171232101                   6,394,500             122,500 CALL
COMP ASSOC                                  COM                      204912109                   2,835,000             210,000 CALL
AMEX DIAMONDS                               UNIT SER 1               252787106                  26,856,816             321,600 SHS
AMEX DIAMONDS                               UNIT SER 1               252787106                  58,457,000             700,000 PUT
EXTREME NETWORKS INC                        COM                      30226D106                     343,350             105,000 SHS
GEMSTAR-TV GUIDE                            COM                      36866W106                   1,137,500             350,000 SHS
GENERAL MOTORS                              COM                      370442105                  14,187,414             384,900 PUT
GRACE W.R. & CO.                            COM                      383883105                     870,730             444,250 SHS
HEWLETT PACKARD CO                          COM                      428236103                   2,734,200             157,500 PUT
IMAGISTICS INTL.                            COM                      45247T104                   5,524,000             276,200 SHS
INSPIRE PHARMACEUTICALS                     COM                      457733103                   1,332,818             142,700 SHS
IRON MOUNTAIN INC.                          COM                      462846106                   1,013,407              30,700 SHS
iSHARES NASD BIOTECHNOLOGY                  NASDQ BIO INDX           464287556                   2,590,875              52,500 SHS
L3 COMM.                                    COM                      502424104                   2,357,775              52,500 SHS
LIBERTY MEDIA CORP.                         COM SER A                530718105                     645,209              72,171 SHS
NASDAQ 100 SHARES UNIT SER 1                UNIT SER 1               631100104                   4,666,855             191,500 SHS
NASDAQ 100 SHARES UNIT SER 1                UNIT SER 1               631100104                  17,059,000             700,000 PUT
PFIZER                                      COM                      717081103                  11,185,563             365,900 SHS
PFIZER                                      COM                      717081103                   9,629,550             315,000 PUT
PHARMACIA CORP.                             COM                      71713U102                   3,582,260              85,700 SHS
RSA SECURITY INC.                           COM                      749719100                     419,300              70,000 SHS
SEALED AIR PFD A                            PFD CV A $2              81211K209                   4,754,160             111,600 SHS
SEARS                                       COM                      812387108                   1,257,375              52,500 PUT
SYMBOL TECHNOLOGIES INC.                    COM                      871508107                   2,013,900             245,000 SHS
UNITED HEALTHGROUP                          COM                      91324P102                   2,922,500              35,000 PUT
VIACOM                                      COM                      925524308                   2,853,200              70,000 PUT
WEBMD CORP                                  COM                      94769M105                   7,998,525             935,500 SHS
XCEL ENERGY INC.                            COM                      98389B100                   1,925,000             175,000 SHS
YELLOW CORP.                                COM                      985509108                   2,204,213              87,500 SHS



                             ** TABLE CONTINUED **

                                                      ITEM 6:                                                  ITEM 8:
                                               INVESTMENT DISCRETION                                   VOTING AUTHORITY SHARES
                                                     (b) Shares                       ITEM 7:
                    ITEM 1:                          as Defined        (c) Shared     Managers
                 Name of Issuer     (a) Sole         in Instr. V           Other     See Instr. V    (a) Sole   (b) Shared  (c) None
------------------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD.                 X                                                                 X
PARTNER RE LTD.                       X                                                                 X
TOMMY HILFIGER CORP.                  X                                                                 X
ABITIBI CONSOLIDATED INC.             X                                                                 X
AETNA                                 X                                                                 X
ARAMARK CORP                          X                                                                 X
BOWATER INC.                          X                                                                 X
CHUBB                                 X                                                                 X
COMP ASSOC                            X                                                                 X
AMEX DIAMONDS                         X                                                                 X
AMEX DIAMONDS                         X                                                                 X
EXTREME NETWORKS INC                  X                                                                 X
GEMSTAR-TV GUIDE                      X                                                                 X
GENERAL MOTORS                        X                                                                 X
GRACE W.R. & CO.                      X                                                                 X
HEWLETT PACKARD CO                    X                                                                 X
IMAGISTICS INTL.                      X                                                                 X
INSPIRE PHARMACEUTICALS               X                                                                 X
IRON MOUNTAIN INC.                    X                                                                 X
iSHARES NASD BIOTECHNOLOGY            X                                                                 X
L3 COMM.                              X                                                                 X
LIBERTY MEDIA CORP.                   X                                                                 X
NASDAQ 100 SHARES UNIT SER 1          X                                                                 X
NASDAQ 100 SHARES UNIT SER 1          X                                                                 X
PFIZER                                X                                                                 X
PFIZER                                X                                                                 X
PHARMACIA CORP.                       X                                                                 X
RSA SECURITY INC.                     X                                                                 X
SEALED AIR PFD A                      X                                                                 X
SEARS                                 X                                                                 X
SYMBOL TECHNOLOGIES INC.              X                                                                 X
UNITED HEALTHGROUP                    X                                                                 X
VIACOM                                X                                                                 X
WEBMD CORP                            X                                                                 X
XCEL ENERGY INC.                      X                                                                 X
YELLOW CORP.                          X                                                                 X




                              ** TABLE COMPLETE **